Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - USD ($)	Total	Brushy Resources, Inc [Member]	Common Stock [Member]	Common Stock [Member] Brushy Resources, Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Brushy Resources, Inc [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Brushy Resources, Inc [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Common Stock [Member]
Balance at Dec. 31, 2013		$ 43,086,093		$ 12,362		$ 54,446,105		$ (11,372,374)
Balance (in shares) at Dec. 31, 2013				12,362,336
Stock based compensation		1,473,800				1,473,800
Net loss		(2,760,920)						(2,760,920)
Balance at Dec. 31, 2014	$ 14,066,000	41,798,973	$ 0	$ 12,362	$ 155,101,000	55,919,905	$ (147,829,000)	(14,133,294)	$ 6,794,000	$ 0
Balance (in shares) at Dec. 31, 2014			2,699,273	12,362,336					7,500	0
Issuances of common stock	365,000		$ 0		365,000		0		$ 0	$ 0
Issuances of common stock (in shares)			87,002						0	0
Fair value of warrants issued for professional services	425,000		$ 0		425,000		0		$ 0	$ 0
Fair value of warrants issued for bridge term loan	1,222,000		0		1,222,000		0		0	0
Stock based compensation	2,660,000	1,124,700	$ 0	$ 350	2,660,000	1,124,350	0		$ 0	$ 0
Stock based compensation (in shares)			0	349,650					0	0
Dividends and deemed dividends for Preferred Stock									$ 0	$ 0
Dividend Preferred stockholders									0	0
Dividend Series A Convertible Preferred stock									0	0
Dividend Preferred stockholders	(120,000)		$ 0		0		(120,000)
Deemed dividend Series A Convertible Preferred Stock	(600,000)		0		0		(600,000)
Fair value of warrants issued or repriced recorded as deb discount	425,000
Net loss	(32,361,000)	(65,764,766,000)	0		0		(32,361,000)	(65,764,766)	0	0
Balance at Dec. 31, 2015	(14,343,000)	(22,841,093)	$ 0	$ 12,712	159,773,000	57,044,255	(180,910,000)	(79,898,060)	$ 6,794,000	$ 0
Balance (in shares) at Dec. 31, 2015			2,786,275	12,711,986					7,500	0
Net loss		(3,325,000)
Balance at Mar. 31, 2016		(25,959,000)
Balance at Dec. 31, 2015	(14,343,000)	$ (22,841,093)	$ 0	$ 12,712	159,773,000	$ 57,044,255	(180,910,000)	$ (79,898,060)	$ 6,794,000	$ 0
Balance (in shares) at Dec. 31, 2015			2,786,275	12,711,986					7,500	0
Stock based compensation	7,078,000		$ 0		7,078,000		0		$ 0	$ 0
Stock based compensation (in shares)			711,667						0	0
Exercise of warrants	187,000		$ 0		187,000		0		$ 0	$ 0
Exercise of warrants (in shares)			420,707						0	0
Fair value of warrants issued for financing costs	713,000		$ 0		713,000		0		$ 0	$ 0
Issuance and repricing of warrants to induce conversion	8,307,000		0		8,307,000		0		0	0
Gain on modification of convertible debentures	(602,000)		0		(602,000)		0		0	0
Fair value of warrants issued for debt discount	1,479,000		0		1,479,000		0		0	0
Common stock issued for conversion of convertible notes and accrued interest	14,872,000		1,000		14,871,000		0		0	0
Common stock and warrants issued in connection with the Brushy merger	7,111,000		$ 0		7,111,000		0		0	0
Common stock and warrants issued in connection with the Brushy merger (in shares)			5,785,119
Series B Preferred stock issued for cash, net of fees	18,195,000		$ 0		0		0		$ 0	$ 18,195,000
Series B Preferred stock issued for cash, net of fees (in shares)			0						0	20,000
Warrants issued for Series B Preferred Stock offering fees	0		$ 0		1,590,000		0		$ 0	$ (1,590,000)
Common stock issued for conversion of Series A Preferred Stock and accrued dividends	888,000		$ 1,000		7,681,000		0
Common stock issued for conversion of Series A Preferred Stock and accrued dividends (in shares)			1,500,000						(7,500)	0
Loss on extinguishment of Series A Preferred Stock	0		$ 0		540,000		(540,000)		$ 0	$ 0
Common stock issued for conversion of Series B Preferred Stock and accrued dividends	57,000		$ 0		3,230,000		0		$ 0	$ (3,173,000)
Common stock issued for conversion of Series B Preferred Stock and accrued dividends (in shares)			2,937,018						0	(3,000)
Dividends and deemed dividends for Preferred Stock	(1,034,000)		$ 0		7,879,000		(8,913,000)		$ 0	$ 0
Dividend Preferred stockholders	1,034,000		$ 0		(7,879,000)		8,913,000		0	0
Common stock issued for convertible debentures and accrued interest (in shares)			6,778,115								2,700,000
Fair value of warrants issued or repriced recorded as deb discount	0								(6,794,000)	0
Net loss	(32,843,000)		$ 0		0		(32,843,000)		0	0
Balance at Dec. 31, 2016	$ 10,065,000		$ 2,000		$ 219,837,000		$ (223,206,000)		$ 0	$ 13,432,000
Balance (in shares) at Dec. 31, 2016			20,918,901						0	17,000